Expected credit loss (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of credit loss allowance expenses

	2025	2024	2023

Net increase of expected credit loss - Credit card receivables (note 13)	2,675,197	2,211,862	1,849,706
Recovery	(312,947)	(192,415)	(158,747)
Expected credit loss - Credit card receivables	2,362,250	2,019,447	1,690,959

Net increase of credit expected loss - Loan to customers (note 14)	1,999,646	1,257,358	634,356
Recovery	(183,235)	(107,646)	(43,683)
Expected credit loss - Loan to customers	1,816,411	1,149,712	590,673

Expected credit loss - Others	26,215	(176)	3,586
Total	4,204,876	3,168,983	2,285,218